Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,191,654	$ 527,108	$ 3,900,096
Accounts receivable, net	935,576	945,815
Inventory, net	316,630	473,451
Construction in progress	835,771
Prepaid expenses	261,194	564,427	38,039
Total Current Assets	3,540,825	2,510,801	3,938,135
PROPERTY AND EQUIPMENT, net	751,642	850,751	10,932
OTHER ASSETS
Deposits	17,930	17,930	3,000
Contracts and franchise, net	8,830,260	10,846,590
Total Other Assets	8,848,190	10,864,520	3,000
TOTAL ASSETS	13,140,657	14,226,072	3,952,067
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,896,517	1,840,909	37,339
Current portion of notes payable	533,701	533,701
Related party payables	532,572	384,369
Billings in excess of revenues	844,043	645,424
Taxes payable	76,994	230,295
Payroll Payable	145,491	276,018
Preferred dividends payable	337,663	54,155
Warrant derivative liability	668,646	2,037,325	1,288,159
Total Current Liabilities	5,035,627	6,002,196	1,325,498
LONG TERM LIABILITIES
Long term portion of notes payable	748,459	979,338
Total Liabilities	5,784,086	6,981,534	1,325,498
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	543	200
Common stock value	19,392	18,703	11,855
Additional paid-in capital	37,409,584	33,771,622	12,420,166
Stock subscription receivable		(2,632,192)
Accumulated deficit	(30,072,948)	(23,913,795)	(9,805,452)
Total Stockholders' Equity	7,356,571	7,244,538	2,626,569
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,140,657	$ 14,226,072	$ 3,952,067